Contract liabilities and other advances	3 Months Ended
Mar. 31, 2023
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	Within one year		More than one year
	March 31,	December 31,	March 31,	December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	23,080	29,433	59,083	58,451
Total contract liabilities	23,080	29,433	59,083	58,451

Other advances
Grants	332	959	—	—
Joint Operations	6,599	8,420	1,335	719
Total other advances	6,931	9,379	1,335	719

Total contract liabilities and other advances	30,011	38,812	60,418	59,170

A reconciliation of the movement in contract liabilities and other advances for the three months ended March 31, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Foreign exchange	March 31, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	959	—	(626)	(1)	332
Revenue generating collaborations	87,884	—	(5,721)	—	82,163
Joint operations	9,139	—	(1,205)	—	7,934
Total contract liabilities and other advances	97,982	—	(7,552)	(1)	90,429

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2022 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to December 2027. The ageing presented above reflects the Group's best estimate of when contract liability and other advance amounts will be utilised based upon when the underlying costs to be incurred in the delivery of the related projects are expected to be incurred.
17.Contract liabilities and other advances (continued)

A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982